Explanatory notes to the Consolidated Statements of Cash Flows - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Nov. 30, 2023	Feb. 28, 2023
Disclosure of other provisions [line items]
Non-cash items	€ 20,806	€ 9,167		€ 7,606
depreciation and amortization	6,981	7,226	[1]	7,549	[1]
other non-cash items	10,797	1,927	[1]	720	[1]
Other adjustments for non-cash items, impairment of tangible and intangible assets	10,175
(gains)/losses on disposals	(1,757)	32	[1]	195	[1]
Net cash from (used in) operating activities	(4,650)	1,535	[1]	17,954	[1]
Profit/(loss) before taxes	(26,605)	4,032	[1]	22,418	[1]
Changes in loans to joint ventures and associates	(4,867)	(3,455)		(3,586)
Change in provisions and employee benefits liabilities	11,330	1,779	[1]	2,460	[1]
Increase (decrease) in working capital	7	3,646	[1]	6,860	[1]
Increase/(decrease) in trade payables	3,483	(4,007)		1,058
Other changes	(288)	(1,057)		(1,281)
(Increase)/decrease in trade receivables	665	(786)		2,249
(Increase)/decrease in inventories	2,537	(632)		4,388
Other inventories adjustements	5,379	3,885
Net cash from/(used in) investing activities	(5,897)	(10,105)	[1]	(14,215)	[1]
Investments in property, plant and equipment and intangible assets	7,987	11,060	[1]	10,193	[1]
Change in amounts payable on property, plant and equipment and intangible assets	(1,155)	223	[1]	1,068	[1]
Change in securities	2,856	2,422	[1]	(2,754)	[1]
Cash advances and loans made to related parties		696		248
Acquisitions of consolidated subsidiaries and equity method and other investments	425	1,652	[1]	3,885	[1]
Cash outflow from capital injections	104	1,267
Proceeds from disposals of property, plant and equipment and intangible assets	229	365	[1]	533	[1]
Changes in loans to joint ventures and associates	91	(696)	[1]	(248)	[1]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	485	261	[1]	1,457	[1]
Changes in short-term debt and other financial assets and liabilities	(451)	(1,575)	[1]	(1,273)	[1]
Net cash from/(used in) financing activities	7,574	(1,343)	[1]	(5,501)	[1]
Cash flows from (used in) net non-current borrowings	(9,038)	(4,644)		214
Gross outflows in repayments of long-term debt		0		0
Proceeds from issuing other equity instruments	5,266	2,750		3,277
Payments of other equity instruments	650	1,950		2,500
Proceeds from issuances of long-term debt	14,194	13,115	[1]	4,168	[1]
Distributions paid to Stellantis shareholders	1,959	4,651	[1]	4,208	[1]
(Purchases) sales of treasury shares		3,000		2,434
Cash flows from (used in) decrease (increase) in short-term deposits and investments	451	1,575
Share repurchase, liability recognised						€ 934
Cash outflow for leases	951	938		757
Payments of lease liabilities, classified as financing activities	867	874		693
Interest paid, classified as financing activities	84	64		64
Interest paid	2,245	1,549		1,126
Interest received	2,556	2,716		2,917
Gross outflows in repayments of long-term debt	5,156	8,471	[1]	4,382	[1]
Treasury shares
Disclosure of other provisions [line items]
(Purchases) sales of treasury shares		3,000		2,434
Share buyback							€ 1,500
FCA Bank
Disclosure of other provisions [line items]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies				1,090
Starplus Energy, Nexstar, Symbio and Punch Powertrain
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments				1,222
Comercial Automotiva S.A., Groupe 2L Logistics, PPET and Sopriam
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments	321	388
Zhejiang Leapmotor Technology Co. Ltd
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments				1,419
Financial Services Entities
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments				263
South American Companies
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments				603
SFS Funding I
Disclosure of other provisions [line items]
Proceeds from issuances of long-term debt	8,928	10,365
Gross outflows in repayments of long-term debt	4,506	6,521
Significant 2023 Loans
Disclosure of other provisions [line items]
Proceeds from issuances of long-term debt				1,668
Gross outflows in repayments of long-term debt				1,105
Capitalised development expenditure
Disclosure of other provisions [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 3,240	€ 3,922		€ 4,184

[1]	(1) Certain line items in prior periods have been reclassified to enhance the consistency and comparability of the financial disclosures.
Refer to Note 1, Basis of presentation for additional information